Reverse Capitalization - Schedule of Fair Value of the Equity Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Equity Interests [Line Items]
Fair value of all the consideration issued by target to acquire the HCVI	$ 44,773
Adjusted for net liabilities of HCVI	20,608
Total share listing expense	65,381
HCVI Public Stockholders [Member]
Schedule of Fair Value of the Equity Interests [Line Items]
Fair value of all the consideration issued by target to acquire the HCVI	1,225
HCVI Sponsor and Anchor Investors [Member]
Schedule of Fair Value of the Equity Interests [Line Items]
Fair value of all the consideration issued by target to acquire the HCVI	$ 43,548